                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter End: December 31, 2008

If amended report check here: [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                          P&S Capital Management, L.P.
                    Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor                  New York     New York     10022
------------------------------     --------     --------     --------     -----
Business Address                   (Street)      (City)      (State)      (Zip)

13F File Number: 28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Greg Pearson            Chief Financial Officer   (212) 319-8220
---------------------   -----------------------   --------------
(Name)                          (Title)               (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
----------------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
2/13/2009

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P.

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:        14
Form 13F Information Table Value Total:   $39,591 (thousands)

List of Other Included Managers:

No.   Form 13F File Number:   Name:
---   ---------------------   ---------------------------
1.    28-13086                P&S Capital Management, LLC
2.    28-06197                P&S Capital Partners, LLC

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          P&S CAPITAL MANAGEMENT, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/08

ITEM 1                      ITEM 2       ITEM 3   ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------ ------------- --------- -------- ------------------ ------- -------- ---------------------
                             TITLE                                                               VOTING AUTHORITY
                              OF                   VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
NAME OF ISSUER               CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
------------------------ ------------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
ALCATEL-LUCENT           SPONSORED ADR 013904305      108    50,400     CALL DEFINED     1       50,400
CHENIERE ENERGY INC      COM NEW       16411R208      968   339,700     CALL DEFINED     1      339,700
ENERGY XXI (BERMUDA) LTD COM SHS       G10082108    1,580 2,000,000 SH       DEFINED     1    2,000,000
EXXON MOBIL CORP         COM           30231G102    4,790    60,000     CALL DEFINED     1       60,000
EXXON MOBIL CORP         COM           30231G102    4,790    60,000     PUT  DEFINED     1       60,000
FLEXTRONICS INTL LTD     ORD           Y2573F102    1,792   700,000     PUT  DEFINED     1      700,000
FLEXTRONICS INTL LTD     ORD           Y2573F102      512   200,000 SH       DEFINED     1      200,000
JPMORGAN & CHASE & CO    COM           46625H100    6,306   200,000 SH       DEFINED     1      200,000
MAGUIRE PPTYS INC        COM           559775101      216   148,000 SH       DEFINED     1      148,000
MOSAIC CO                COM NEW       61945A107    1,886    54,500     CALL DEFINED     1       54,500
NEWELL RUBBERMAID INC    COM           651229106    5,379   550,000     CALL DEFINED     1      550,000
SOUTHWEST AIRLS CO       COM           844741108    3,017   350,000     PUT  DEFINED     1      350,000
TEMPLE INLAND INC        COM           879868107      960   200,000     CALL DEFINED     1      200,000
U S AIRWAYS GROUP INC    COM           90341W108    7,287   942,700     PUT  DEFINED     1      942,700